Document and Entity Information	Dec. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001932393
Document Type	8-K
Document Period End Date	Dec. 12, 2025
Entity Registrant Name	GE HEALTHCARE TECHNOLOGIES INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41528
Entity Tax Identification Number	88-2515116
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	(833)
Local Phone Number	735-1139
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GEHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false